Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income / (loss)	$ 124.9	$ 86.7	$ 17.0
Equity securities activity:
Change in fair value of available-for-sale securities, net of income tax benefit/(expense)	0.0	0.0	0.5
Reclassification to earnings of available-for-sale securities, net of income tax expense/(benefit)	0.0	0.0	(0.1)
Total change in fair value of available-for-sale securities	0.0	0.0	0.4
Derivative activity:
Change in derivative fair value, net of income tax benefit/(expense)	(0.8)	(0.1)	12.4
Reclassification of earnings, net of income tax benefit/(expense)	(0.2)	(0.7)	(0.7)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives Related to Discontinued Operations, Net of Tax	0.0	0.0	(5.5)
Total change in fair value of derivatives	(1.0)	(0.8)	6.2
Pension and postretirement activity:
Prior service cost for the period, net of income tax benefit/(expense)	0.0	(2.2)	(1.9)
Net loss for the period, net of income tax benefit/(expense)	(3.6)	1.7	(0.8)
Reclassification to earnings, net of income tax benefit/(expense)	3.0	3.3	4.5
Total change in unfunded pension obligation	(0.6)	2.8	1.8
Other comprehensive income / (loss)	(1.6)	2.0	8.4
Net comprehensive income / (loss)	123.3	88.7	25.4
THE DAYTON POWER AND LIGHT COMPANY [Member]
Pension and postretirement activity:
Net comprehensive income / (loss)	$ 123.3	$ 88.7	$ 25.4